Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions
20.
RELATED PARTY TRANSACTIONS

Major transactions and balances amount with related parties were as follows:

Transactions with related parties

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchases of inventories and services from an affiliated company	137,476	211,027	285,539
Sales of inventories to an affiliated company	—	—	1,762
Sales of inventories to a company controlled by the Chief Executive Officer of the Group	11,384	20,113	10,418

Affiliated company is a company over which the Group has significant influence.

Balance amounts with related parties

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due from a company controlled by the Chief Executive Officer of the Group, net	2,789	5,113
Amounts due from affiliated companies	17,411	4,000
	20,200	9,113

Amounts due to an affiliated company	9,431	28,884